Cover	Jul. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 13, 2022
Entity Registrant Name	Troika Media Group, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-40329
Entity Tax Identification Number	83-0401552
Entity Address, Address Line One	1715 N. Gower Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90028
City Area Code	323
Local Phone Number	965-1650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares $0.01 par value
Trading Symbol	TRKA
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001021096
Entity Emerging Growth Company	false